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[K & L GATES LOGO]                Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                  1601 K Street NW
                                  Washington, DC 20006-1600

                                  T 202.778.9000   www.klgates.com

                                                       Diane E. Ambler
                                                       202.778.9886
                                                       Fax: 202.778.9100
                                                       diane.ambler@klgates.com
March 8, 2011

EDGAR FILING

United States Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

      Re: Metropolitan Life Insurance Company of Connecticut
          Pre-Effective Amendment No. 1
          Form S-1 Registration Statement
          File No. 333-171834

Dear Sir or Madam:

     On behalf of MetLife Insurance Company of Connecticut ("MICC"), transmitted herewith for filing, pursuant to the requirements of Section 10(a) of the Securities Act of 1933, as amended (the "1933 Act") and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of Pre-Effective Amendment No. 1 on Form S-1 (the "Amendment") with respect to MICC's Liquidity Benefit rider (the "Liquidity Benefit"). The Liquidity Benefit, which has a market value adjustment feature, is only available in conjunction with the MetLife Retirement Account Variable Annuity Contract ("MRA"), which is registered on Form N-4 under SEC File Nos. 333-58783 and 811-08867.

     The purposes of the Amendment are to address comments provided by Alison White on February 24, 2011 regarding the initial registration statement filed on January 24, 2011 and to make minor conforming changes.

     The Amendment includes a delaying amendment in accordance with Rule 473 under the 1933 Act. MICC requests that the Commission declare the Registration Statement effective April 29, 2011 or as soon thereafter as practicable.

     This transmission contains conformed signature pages, the manually signed originals of which are maintained at MICC's offices.

     Please contact Andras P. Teleki at (202) 778-9477 or the undersigned at
(202) 778-9886 with any questions comments.

                                        Sincerely,


                                        /s/ Diane E. Ambler

                                        Diane E. Ambler

Enclosure

cc   Alison White, SEC